UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5473

                      Oppenheimer Multi-Sector Income Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   International Sector                  38.8%

   Corporate Sector                      28.4

   Asset-Backed Sector                   18.8

   Money Market Sector                    7.2

   U.S. Government Sector                 6.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments (excluding investments purchased with cash collateral from securities loan).
--------------------------------------------------------------------------------


                    8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECTOR--7.3%
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.3%
Federal Home Loan Mortgage Corp.
Nts., 3.75%, 7/15/09 [EUR]                               470,000   $     614,210
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                           550,000         548,672
4.25%, 7/15/07 1                                       4,175,000       4,312,625
6%, 5/15/08                                            2,000,000       2,182,644
7.25%, 5/15/30                                           385,000         492,288
--------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry
Principal Strips, 5.85%, 1/15/21 2                       715,000         313,405
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series A, 6.79%, 5/23/12                               5,577,000       6,482,543
Series C, 4.75%, 8/1/13                                  650,000         667,560
Series C, 6%, 3/15/13                                    625,000         698,778
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                     143,000         155,362
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06                                         3,175,000       3,173,390
2.75%, 7/31/06                                           387,000         388,920
2.75%, 8/15/07 3                                         574,000         573,866
                                                                   -------------
Total U.S. Government Sector (Cost $20,557,130)                       20,604,263

                                                          SHARES
--------------------------------------------------------------------------------
CORPORATE SECTOR--30.6%
--------------------------------------------------------------------------------
COMMON STOCKS--0.4%
AboveNet, Inc. 4                                              86           2,107
--------------------------------------------------------------------------------
Broadwing Corp. 4                                            344           1,957
--------------------------------------------------------------------------------
Capital Gaming International, Inc. 4,5                        18              --
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4,7                         793              --
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                         6,198           9,297
--------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 4,5                            120         156,133
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                      34,718          46,175
--------------------------------------------------------------------------------
Equinix, Inc. 4                                            3,873         145,973
--------------------------------------------------------------------------------
Globix Corp. 4                                             6,880          17,922
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                  24,061           2,406
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                        1,501          30,245
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                    173           6,107
--------------------------------------------------------------------------------
MCI, Inc.                                                    815          14,059
--------------------------------------------------------------------------------
NTL, Inc. 4                                                3,879         257,992
--------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                     651           6,738
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                       5,655          89,688
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                               8,013          98,480
--------------------------------------------------------------------------------
Prandium, Inc. 4                                          14,499             435


                    9 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
Star Gas Partners LP                                         220   $       1,538
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4,5                                 264           6,494
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,5                                   2,500          14,688
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                            53,053         396,836
--------------------------------------------------------------------------------
WRC Media Corp. 4,5                                          676              14
--------------------------------------------------------------------------------
XO Communications, Inc. 4                                  1,091           3,273
                                                                   -------------
                                                                       1,308,557

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub
Nts., 3/1/12                                       $     300,000         336,000
--------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                         200,000         214,750
--------------------------------------------------------------------------------
Dana Corp., 9% Unsec. Nts., 8/15/11                      600,000         717,000
--------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                       400,000         414,500
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                600,000         577,500
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13               200,000         204,000
--------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                        700,000         804,581
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                200,000         230,000
--------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts.,
Series B, 7/15/13                                        100,000         117,000
--------------------------------------------------------------------------------
United Components, Inc., 9.375%
Sr. Sub. Nts., 6/15/13                                   100,000         109,000
                                                                   -------------
                                                                       3,724,331

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 5       400,000         358,000
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11            250,000         281,250
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12          200,000         227,000
--------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50%
Promissory Nts., 8/1/1995 4,5,6                            5,500              --
--------------------------------------------------------------------------------
Choctaw Resort Development Enterprise (The),
7.25% Sr. Nts., 11/15/19 7,11                            100,000         102,625
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec.
Sub. Nts., 7/1/11                                        145,000         159,500
--------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                     200,000         224,306
7.625% Nts., 12/1/12                                     200,000         235,620
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9%
Sr. Sub. Nts., 3/15/12                                   200,000         225,000
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875%
Sr. Nts., Series B, 5/15/12                              200,000         231,000
--------------------------------------------------------------------------------
La Quinta Properties, Inc., 7%
Sr. Nts., 8/15/12 7                                       75,000          80,906
--------------------------------------------------------------------------------
Mandalay Resort Group, 10.25%
Sr. Unsec. Sub. Nts., Series B, 8/1/07                   500,000         572,500


                   10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                           $     200,000   $     198,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                       150,000         169,500
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 6.375%
Sr. Sub. Nts., 7/15/09                                   150,000         157,875
--------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875%
Sr. Sub. Nts., 3/15/10                                   300,000         332,250
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%
Sr. Unsec. Sub. Nts., 3/15/12                            250,000         259,375
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                           250,000         240,625
9.625% Sr. Nts., 6/1/14                                    9,000           8,640
9.75% Sr. Nts., 4/15/13                                   50,000          48,438
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                                  400,000         471,000
--------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875%
Sr. Unsec. Sub. Nts., 8/15/11                            500,000         553,750
--------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10                                  200,000         234,000
--------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas
Sands, Inc., 11% Sec. Nts., 6/15/10                      200,000         230,750
                                                                   -------------
                                                                       5,602,160

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12         500,000         553,750
--------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12               125,000         136,719
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75%
Sr. Sub. Nts., 9/15/10 1                                 500,000         605,000
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875%
Sr. Sub. Nts., 4/1/12                                    300,000         336,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                           500,000         568,750
9.50% Sr. Unsec. Sub. Nts., 2/15/11                      500,000         557,500
--------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11            150,000         168,000
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14         175,000         185,938
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25%
Sr. Sub. Nts., 4/15/12                                   100,000         116,500
--------------------------------------------------------------------------------
WCI Communities, Inc., 9.125%
Sr. Sub. Nts., 5/1/12                                    200,000         223,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75%
Sr. Nts., 4/1/13 5                                       200,000         228,500
                                                                   -------------
                                                                       3,679,657

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Remington Arms Co., Inc., 10.50%
Sr. Unsec. Nts., 2/1/11                                   50,000          44,500
--------------------------------------------------------------------------------
MEDIA--3.4%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 4,6                   250,000         212,500
9.875% Sr. Nts., Series B, 3/1/07 4,6                    300,000         258,000
10.25% Sr. Unsec. Nts., 11/1/06 4,6                      100,000          86,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,6                 200,000         179,500
10.875% Sr. Unsec. Nts., 10/1/10 4,6                     100,000          87,750
--------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/12                           150,000         157,125


                   11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 7                         $     100,000   $      96,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                       360,000         373,500
--------------------------------------------------------------------------------
Block Communications, Inc., 9.25%
Sr. Sub. Nts., 4/15/09                                   200,000         215,000
--------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp., 8.375%
Sr. Nts., Second Lien, 4/30/14 7                       1,000,000       1,013,750
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec.
Sub. Nts., 2/1/13                                        100,000         113,500
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec.
Disc. Nts., 3/15/14 8                                    200,000         142,500
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11                            225,000         245,813
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East
Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                           100,000         115,500
--------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                150,000         161,250
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                            400,000         458,000
--------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Nts., 10/1/14 7           500,000         513,750
--------------------------------------------------------------------------------
Entravision Communications Corp., 8.125%
Sr. Sub. Nts., 3/15/09                                   100,000         107,750
--------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%
Sr. Sec. Nts., 12/1/10                                     9,000           8,348
--------------------------------------------------------------------------------
LCE Acquisition Corp., 9%
Sr. Sub. Nts., 8/1/14 7                                  175,000         184,188
--------------------------------------------------------------------------------
Lin Television Corp., 6.50%
Sr. Sub. Nts., 5/15/13                                   150,000         155,250
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50%
Sr. Sub. Debs., 6/15/13                                  100,000         109,750
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50%
Sr. Unsec. Nts., 1/15/13                                 459,000         452,115
--------------------------------------------------------------------------------
News America Holdings, Inc., 8.875%
Sr. Debs., 4/26/23                                       380,000         500,980
--------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 7                   250,000         266,250
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 7                                   500,000         503,750
8.875% Sr. Unsec. Nts., 5/15/11                            9,000           9,428
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875%
Sr. Sub. Nts., 12/15/12 7                                200,000         245,500
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
Series B, 7/1/11                                         200,000         222,000
--------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75%
Sr. Nts., 9/1/12 7                                       200,000         215,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                       1,200,000       1,266,000
8.75% Sr. Sub. Nts., 12/15/11                            300,000         328,500
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%
Sr. Unsec. Sub. Nts., 11/1/09                            300,000         316,125
--------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                100,000         109,500
--------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader
Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                           300,000         283,875
                                                                   -------------
                                                                       9,714,247

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc., 9.875% Nts., 10/1/11                         200,000         236,000


                   12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9%
Sr. Sub. Nts., 6/15/12                             $     200,000   $     212,000
--------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%
Sr. Nts., 8/1/14 7                                       100,000          99,750
--------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125%
Sr. Unsec. Sub. Nts., 5/1/08 5                           100,000         100,500
--------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625%
Sr. Sub. Nts., 3/15/11                                   150,000         169,875
                                                                   -------------
                                                                         582,125

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Levi Strauss & Co.:
11.625% Sr. Unsec. Nts., 1/15/08                         200,000         205,000
12.25% Sr. Nts., 12/15/12                                250,000         259,375
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875%
Sr. Nts., 6/1/11 5                                       150,000         162,750
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                    100,000         108,000
                                                                   -------------
                                                                         735,125

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                                   100,000         110,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc.
(The), 9.125% Sr. Nts., 12/15/11                         209,000         180,785
--------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875%
Sr. Unsec. Sub. Nts., 12/1/11                              9,000           9,765
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                             250,000         268,125
9.50% Sr. Sec. Nts., 2/15/11                             100,000         111,250
                                                                   -------------
                                                                         569,925

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
B&G Foods Holdings Corp., 8% Sr. Nts., 10/1/11            50,000          53,000
--------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50%
Sr. Nts., 11/1/14 7                                       50,000          51,500
--------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12          200,000         226,500
--------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10              375,000         406,875
--------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875%
Sr. Unsec. Nts., 3/15/11                                  50,000          55,625
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec.
Sub. Nts., 10/1/11 5                                     100,000         107,500
--------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25%
Sr. Sub. Nts., 12/1/13 7                                 200,000         190,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                     400,000         429,000
8% Sr. Nts., Series B, 10/15/09                          300,000         334,500
                                                                   -------------
                                                                       1,854,500

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Playtex Products, Inc., 8% Sr. Sec. Nts., 3/1/11         300,000         329,250


                   13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--2.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Hornbeck-Leevac Marine Services, Inc., 10.625%
Sr. Nts., 8/1/08                                   $     750,000   $     830,625
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375%
Sr. Nts., 5/1/09                                         100,000         108,625
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25%
Sr. Unsec. Sub. Nts., 5/15/10                            200,000         215,000
                                                                   -------------
                                                                       1,154,250

--------------------------------------------------------------------------------
OIL & GAS--1.9%
Chesapeake Energy Corp., 6.875%
Sr. Unsec. Nts., 1/15/16                                 336,000         361,200
--------------------------------------------------------------------------------
CITGO Petroleum Corp., 6% Sr. Nts., 10/15/11 7            50,000          51,125
--------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12           709,000         742,678
--------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75%
Sr. Unsec. Nts., 6/1/13                                  475,000         497,563
--------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.60%
Sr. Nts., 10/15/14 7                                     150,000         153,143
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                 200,000         220,000
--------------------------------------------------------------------------------
Frontier Oil Corp.:
6.625% Sr. Nts., 10/1/11 7                                75,000          78,000
11.75% Sr. Nts., 11/15/09                                600,000         638,250
--------------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.,
6.875% Sr. Nts., 11/1/14 7                                50,000          51,250
--------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%
Sr. Unsec. Sub. Nts., 9/1/14 7                           200,000         215,500
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.50%
Unsub. Nts., 2/15/08                                     265,000         300,643
--------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875%
Sr. Unsec. Nts., 7/15/16                                 200,000         212,878
--------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50%
Sr. Nts., 2/1/13                                         500,000         592,500
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                100,000         109,250
9.625% Sr. Sub. Nts., 4/1/12                               9,000          10,553
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                      100,000         112,500
7.625% Nts., 7/15/19                                     800,000         904,000
--------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                100,000         118,492
                                                                   -------------
                                                                       5,369,525

--------------------------------------------------------------------------------
FINANCIALS--1.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
American Color Graphics, Inc., 10%
Sr. Sec. Nts., 6/15/10                                   100,000          77,000
--------------------------------------------------------------------------------
Berry Plastics Corp., 10.75%
Sr. Sub. Nts., 7/15/12                                   200,000         231,000
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12%
Sr. Unsec. Sub. Nts., Series B, 9/30/08                  800,000         541,000
                                                                   -------------
                                                                         849,000

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Western Financial Bank, 9.625%
Unsec. Sub. Debs., 5/15/12 5                             300,000         343,500


                   14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Pemex Project Funding Master Trust, 7.375%
Unsec. Unsub. Nts., 12/15/14                       $     410,000   $     455,305
--------------------------------------------------------------------------------
INSURANCE--0.1%
Arbor I Ltd., 17.38% Nts., 6/15/06 7,9                   250,000         258,613
--------------------------------------------------------------------------------
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 5,10                               400,000          16,000
4/1/27, Escrow Shares 5,10                               200,000           6,500
                                                                   -------------
                                                                         281,113

--------------------------------------------------------------------------------
REAL ESTATE--0.5%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                   294,000         332,220
--------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                400,000         446,000
--------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125%
Sr. Unsec. Nts., 1/15/11                                 709,000         758,630
                                                                   -------------
                                                                       1,536,850

--------------------------------------------------------------------------------
HEALTH CARE--2.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc., 8.125%
Sr. Sub. Nts., 5/1/12                                    174,000         194,880
--------------------------------------------------------------------------------
HMP Equity Holdings Corp., 12.86%
Sr. Disc. Nts., 5/15/08 2,5                              500,000         325,000
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75%
Sr. Sub. Nts., 2/15/12 7                                 150,000         155,250
                                                                   -------------
                                                                         675,130

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Alderwoods Group, Inc., 7.75%
Sr. Nts., 9/15/12 7                                      150,000         162,750
--------------------------------------------------------------------------------
AmeriPath, Inc., 10.50%
Sr. Unsec. Sub. Nts., 4/1/13                             100,000          98,500
--------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50%
Sr. Unsec. Sub. Nts., 7/1/10                             100,000         113,000
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875%
Nts., 2/1/08                                             900,000         972,000
--------------------------------------------------------------------------------
HCA, Inc., 6.30% Sr. Unsec. Nts., 10/1/12                450,000         456,209
--------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                      800,000         780,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                       9,000           9,428
--------------------------------------------------------------------------------
Medquest, Inc., 11.875%
Sr. Unsec. Sub. Nts., Series B, 8/15/12                  200,000         233,000
--------------------------------------------------------------------------------
NDCHealth Corp., 10.50%
Sr. Unsec. Sub. Nts., 12/1/12                            600,000         639,000
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75%
Sr. Unsec. Unsub. Nts., 6/1/09                           259,000         299,793
--------------------------------------------------------------------------------
Quintiles Transnational Corp., 10%
Sr. Sub. Nts., 10/1/13                                   150,000         164,250
--------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/12                             400,000         438,000
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                 387,000         355,073
7.375% Nts., 2/1/13                                        9,000           8,550
9.875% Sr. Nts., 7/1/14 7                                 50,000          52,625
--------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                     200,000         215,000
7% Sr. Sub. Nts., 11/15/13                               100,000         103,000


                   15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 7                             $     100,000   $     108,500
10.75% Sr. Sub. Nts., 8/15/14 7                          100,000         109,500
                                                                   -------------
                                                                       5,318,178

--------------------------------------------------------------------------------
INDUSTRIALS--3.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc., 8.50%
Sr. Unsec. Sub. Nts., 5/15/11                            200,000         221,500
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                           100,000         110,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                      209,000         220,913
--------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%
Sr. Unsec. Sub. Nts., 12/15/10                           125,000         145,625
--------------------------------------------------------------------------------
Rexnord Corp., 10.125%
Sr. Unsec. Sub. Nts., 12/15/12 5                         150,000         170,250
--------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11          200,000         216,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                 134,000         154,770
11% Sr. Sub. Nts., 2/15/13                                97,000         115,915
--------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%
Sr. Nts., 7/15/11                                        100,000          98,000
                                                                   -------------
                                                                       1,452,973

--------------------------------------------------------------------------------
AIRLINES--0.4%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                                       1,000,000         985,000
--------------------------------------------------------------------------------
ATA Holdings Corp., 13%
Sr. Unsec. Nts., 2/1/09 6,9                            1,260,000         252,000
                                                                   -------------
                                                                       1,237,000

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75%
Sr. Sub. Nts., 4/15/12                                   100,000         114,500
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%
Sr. Sec. Nts., 7/1/10                                    156,000         176,280
                                                                   -------------
                                                                         290,780

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                  300,000         279,000
7.875% Sr. Nts., 4/15/13                                 400,000         409,000
8.50% Sr. Sub. Nts., 12/1/08                             500,000         527,500
--------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp.,
7.125% Sr. Sub. Nts., 10/15/14 7                         150,000         157,321
--------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts.,
Series B, 12/1/07 5                                      200,000         195,000
--------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%
Sr. Nts., 5/1/09                                         100,000         113,000
--------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375%
Sr. Sub. Nts., 8/1/07                                    600,000         607,500
--------------------------------------------------------------------------------
IMCO Recycling Escrow, Inc., 9%
Sr. Nts., 11/15/14 7,11                                   50,000          51,250
--------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50%
Sr. Sub. Nts., 2/15/09                                   192,000         195,360
--------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12              300,000         334,500


                   16 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Protection One, Inc., /Protection
One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                    $     400,000   $     402,000
--------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50%
Sr. Sub. Nts., 4/1/09                                    100,000         107,250
--------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14          400,000         371,000
                                                                   -------------
                                                                       3,749,681

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                64,000          73,920
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/13                            30,000          27,000
--------------------------------------------------------------------------------
MACHINERY--0.7%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 5              500,000         540,000
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375%
Sr. Sub. Nts., 11/1/14 5                                  50,000          52,625
--------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50%
Sr. Sec. Nts., 5/15/11 7                                 300,000         313,500
--------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                  100,000         111,125
--------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                        400,000         430,000
--------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11         200,000         225,000
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50%
Sr. Nts., 3/15/14 5                                      150,000         150,000
                                                                   -------------
                                                                       1,822,250

--------------------------------------------------------------------------------
MARINE--0.2%
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts., 6/30/07 4,5,6             750,000         543,750
--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50%
Sr. Nts., 6/15/09                                        200,000         209,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Worldspan LP/Worldspan Financial Corp., 9.625%
Sr. Nts., 6/15/11                                        150,000         143,250
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Orion Network Systems, Inc., 12.50%
Sr. Unsub. Disc. Nts., 1/15/07 4,5,6                   1,150,000         563,500
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Seagate Technology Hdd Holdings, 8%
Sr. Nts., 5/15/09                                        400,000         434,500
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Ingram Micro, Inc., 9.875%
Sr. Unsec. Sub. Nts., 8/15/08                            300,000         330,750
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Globix Corp., 11% Sr. Nts., 5/1/08 5,12                   42,888          38,385
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875%
Nts., 2/15/10 4,5,6                                      160,138              --
--------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 4,5,6 [EUR]              500,000          25,184
11% Sr. Nts., 8/1/09 4,5,6                               540,935          18,257
                                                                   -------------
                                                                          81,826


                   17 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--0.2%
Iron Mountain, Inc., 7.75%
Sr. Sub. Nts., 1/15/15                             $     500,000   $     542,500
--------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11              50,000          53,000
                                                                   -------------
                                                                         595,500

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
AMI Semiconductor, Inc., 10.75%
Sr. Unsec. Sub. Nts., 2/1/13 5                           194,000         228,435
--------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25%
Sr. Unsec. Sub. Nts., 2/15/08                            300,000         289,500
--------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75%
Sr. Unsec. Sub. Nts., Series B, 8/1/09 5                 200,000         215,000
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125%
Sr. Nts., 7/15/14 7                                      200,000         213,000
                                                                   -------------
                                                                         945,935

--------------------------------------------------------------------------------
MATERIALS--4.4%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Crompton Corp., 9.875% Sr. Nts., 8/1/12 7                125,000         138,438
--------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                           200,000         221,000
10.125% Sr. Unsec. Nts., 9/1/08                            9,000          10,384
10.625% Sr. Unsec. Nts., 5/1/11                          200,000         232,000
--------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 7                               375,000         423,750
11.625% Sr. Unsec. Nts., 10/15/10                          9,000          10,654
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08%
Sr. Unsec. Disc. Nts., 12/31/09 2,5                      300,000         164,250
--------------------------------------------------------------------------------
Huntsman International LLC, 9.875%
Sr. Nts., 3/1/09                                         600,000         669,000
--------------------------------------------------------------------------------
IMC Global, Inc., 10.875%
Sr. Unsec. Nts., 8/1/13                                    9,000          11,408
--------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 7          150,000         162,375
--------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625%
Sr. Sec. Nts., 12/15/09                                  200,000         222,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                  9,000           9,855
9.80% Debs., 2/1/20                                       50,000          55,750
9.875% Sec. Nts., Series B, 5/1/07                       320,000         340,000
10.50% Sr. Sec. Nts., 6/1/13                              50,000          59,250
--------------------------------------------------------------------------------
Millennium America, Inc., 9.25%
Sr. Unsec. Sub. Nts., 6/15/08                             50,000          56,000
--------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.475%
Sr. Sec. Nts., 12/31/06 5,9                               27,687          27,964
--------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                           400,000         429,000
10.625% Sr. Unsec. Nts., 5/15/10                           9,000          10,035
--------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 5,12                         204,568         201,499
11.25% Sr. Sub. Nts., 8/15/06 4,5,6                      200,000              --
--------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75%
Sr. Nts., 7/15/11 5                                      129,000         146,093
                                                                   -------------
                                                                       3,600,705


                   18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc., 10.25%
Sr. Unsec. Nts., 6/15/11 5                         $     200,000   $     231,000
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                                50,000          52,750
9.875% Sub. Nts., 10/15/14 7                             100,000         106,500
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                  250,000         283,125
9.50% Sr. Sub. Nts., 8/15/13                             200,000         231,500
--------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%
Sr. Unsec. Nts., 10/1/12                                 450,000         501,750
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                             9,000           9,945
8.75% Sr. Sec. Nts., 11/15/12                            500,000         566,250
8.875% Sr. Sec. Nts., 2/15/09                            900,000         992,250
--------------------------------------------------------------------------------
Pliant Corp., 0%/11.125%
Sr. Sec. Disc. Nts., 6/15/09 8                           200,000         179,000
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14               100,000          98,750
--------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                            250,000         282,500
9.75% Sr. Unsec. Nts., 2/1/11                            400,000         448,000
--------------------------------------------------------------------------------
TriMas Corp., 9.875%
Sr. Unsec. Sub. Nts., 6/15/12                            250,000         257,500
                                                                   -------------
                                                                       4,009,820

--------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12             9,000           9,158
--------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%
Sr. Nts., 7/1/13 9                                       200,000         213,500
--------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125%
Sr. Nts., 3/15/14                                        200,000         197,500
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 7          250,000         266,250
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 7         100,000         107,375
--------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375%
Sr. Sec. Nts., 10/15/10 5                                200,000         224,000
--------------------------------------------------------------------------------
International Steel Group, Inc., 6.50%
Sr. Nts., 4/15/14                                         50,000          53,750
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75%
Sr. Sec. Nts., 6/1/12 5                                  400,000         446,000
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875%
Sr. Nts., Series B, 10/15/06 4,6                         500,000         470,000
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875%
Sr. Sec. Nts., 10/15/13 5                                250,000         283,750
--------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                   200,000         153,000
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09          200,000         223,000
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%
Sr. Unsec. Nts., Series B, 3/15/13                       200,000         220,500
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09            200,000         222,250
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12             100,000         114,500
--------------------------------------------------------------------------------
United States Steel Corp, 10.75%
Sr. Nts., 8/1/08                                         260,000         309,400
--------------------------------------------------------------------------------
United States Steel Corp., 9.75%
Sr. Nts., 5/15/10                                        168,000         193,200
                                                                   -------------
                                                                       3,707,133


                   19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc., 8.50%
Sr. Nts., 10/1/13                                  $      50,000   $      55,500
--------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125%
Sr. Unsec. Nts., 5/15/11                                 500,000         586,250
--------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                          109,000         104,504
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10           200,000         151,000
                                                                   -------------
                                                                         897,254

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 4,5,6          249,878              25
--------------------------------------------------------------------------------
Crown Castle International Corp., 7.50%
Sr. Nts., 12/1/13                                        200,000         215,000
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                  150,000         171,750
9.875% Sr. Sub. Nts., 8/15/13                            293,000         347,938
--------------------------------------------------------------------------------
MCI, Inc., 5.908% Sr. Unsec. Nts., 5/1/07                233,000         233,000
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90%
Unsec. Nts., 8/15/10                                     134,000         130,315
--------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 7                      700,000         792,750
--------------------------------------------------------------------------------
Qwest Services Corp., 14% Nts., 12/15/10 7,9             925,000       1,103,063
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 4,5,6           200,000              --
                                                                   -------------
                                                                       2,993,841

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                               9,000          10,575
12.50% Sr. Unsec. Nts., 2/1/11                           200,000         227,000
--------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12             100,000         105,000
--------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25%
Sr. Sub. Disc. Nts., 8/1/08 2                            400,000         303,000
--------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 4,5,6                     554,000              --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                300,000         327,000
--------------------------------------------------------------------------------
Crown Castle International Corp., 10.75%
Sr. Nts., 8/1/11                                         200,000         222,500
--------------------------------------------------------------------------------
Dobson Cellular Systems, 8.375%
Sec. Nts., 11/1/11 7,11                                   50,000          51,813
--------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%
Sr. Nts., 10/1/13                                        209,000         141,598
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%
Sr. Nts., 8/1/15                                       1,040,000       1,159,600
--------------------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08                  150,000         141,750
9.75% Sr. Sub. Nts., 1/15/10                               9,000           7,785
9.875% Sr. Nts., 2/1/10                                  150,000         151,875
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 8                      459,000         389,003
--------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13          300,000         276,750


                   20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Western Wireless Corp., 9.25%
Sr. Unsec. Nts., 7/15/13                           $     259,000   $     277,130
                                                                   -------------
                                                                       3,792,379

--------------------------------------------------------------------------------
UTILITIES--2.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Allegheny Energy Supply Co. LLC, 8.25%
Bonds, 4/15/12 7                                           9,000          10,193
--------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05%
Sr. Sec. Nts., Series B, 12/15/09                        397,819         443,568
--------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                   125,000          90,000
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%
Sr. Nts., Series B, 9/1/10                               100,000         112,048
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                    9,000           9,698
7.75% Sr. Nts., 8/1/10                                   100,000         110,000
9.875% Sr. Unsec. Nts., 10/15/07                         900,000       1,014,750
--------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99%
Sec. Bonds, Series B, 12/30/11 5                         448,000         482,202
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%
Sr. Sec. Nts., 5/1/34                                    800,000         910,000
--------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30%
Sr. Unsec. Nts., 5/1/11 4,6                              600,000         583,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10 5                            100,000         110,000
--------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 7           550,000         608,438
--------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08                200,000         217,500
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                             359,000         400,285
9.50% Sr. Sec. Nts., 7/15/13                             200,000         226,000
--------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec.
Unsub. Nts., 5/1/11                                      300,000         328,500
--------------------------------------------------------------------------------
Westar Energy, Inc., 9.75%
Sr. Unsec. Nts., 5/1/07                                  185,000         211,611
                                                                   -------------
                                                                       5,868,293

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas
Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., Series B, 5/20/11                200,000         220,000
--------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08             100,000         106,000
                                                                   -------------
                                                                         326,000

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Consumers Energy Co., 7.375% Nts., 9/15/23               200,000         207,171
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                    400,000         389,000
8.75% Sr. Nts., 2/15/12                                    9,000           9,540
10.125% Sr. Sec. Nts., 7/15/13 7                         900,000       1,053,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625%
Sec. Pass-Through Certificates,
Series A, 6/30/12                                        131,808         138,481


                   21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER Continued
NorthWestern Corp., 5.875%
Sr. Sec. Nts., 11/1/14 7,11                        $      30,000   $      31,088
                                                                   -------------
                                                                       1,828,280
                                                                   -------------
                                                                      82,920,991

                                                          SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
Dobson Communications Corp., 6% Cv.,
Series F (converts into
Dobson Communications Corp., Cl. A
common stock), Non-Vtg. 7                                    600          30,268
--------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 4,5,12                              249              25
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum
Exchangeable, Series B, Non-Vtg. 4,5                       4,000         361,000
--------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Sr. Redeemable Exchangeable, Non-Vtg. 4,5,12               3,031              --
--------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 12                     41         312,625
14.25% Cum. 4,12                                               1           5,681
--------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%             4,000         242,000
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                        4              24
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 4,5,12                                    115          92,288
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 7                                   5,750         863,938
                                                                   -------------
                                                                       1,907,849

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--0.1%
Swiss Re Capital Markets Corp./Fujiyama Ltd.
Catastrophe Linked Nts.,
5.711%, 5/16/05 7,9                                $     250,000         252,680
                                                                   -------------
Total Corporate Sector (Cost $84,237,040)                             86,390,077

                                                           UNITS
--------------------------------------------------------------------------------
CONVERTIBLE SECTOR--0.0%
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
AboveNet, Inc. Wts.:
Exp. 9/8/08 4                                                 78             644
Exp. 9/8/10 4                                                 92             735
--------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,7                   400          84,200
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,5                        300               3
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,5             600              --
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 4,5                                             800              --
--------------------------------------------------------------------------------
e.spire Communications, Inc. Wts.,
Exp. 11/1/05 4,5                                             700               7
--------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 4,5                   1,000              --
--------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 4,5            4,125              41
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 4,5                                           6,035              30
Exp. 5/16/06 4,5                                               9              --


                   22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                           VALUE
                                                           UNITS      SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
Insilco Corp. Wts., Exp. 8/15/07 4,5                         720   $          --
--------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts.,
Exp. 4/15/10 4,5                                             400               4
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 4,5                                             400              --
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts.,
Exp. 1/15/07 4,5                                             975              10
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 4,5                                             700               7
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,5                          500               5
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                 6,738           1,550
--------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 4,5                6,400              --
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 4,5             431             335
--------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts.,
Exp. 4/15/08 4                                               500             304
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts.,
Exp. 1/16/10 4                                             2,188           1,652
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts.,
Exp. 1/16/10 4                                             1,641             771
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts.,
Exp. 1/16/10 4                                             1,641             509
                                                                   -------------
Total Convertible Sector (Cost $45,818)                                   90,807

                                                          SHARES
--------------------------------------------------------------------------------
INTERNATIONAL SECTOR--41.9%
--------------------------------------------------------------------------------
COMMON STOCKS--0.3%
COLT Telecom Group plc, ADR 4                              7,020          22,969
--------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4                    7             199
--------------------------------------------------------------------------------
Telewest Global, Inc. 4                                   44,358         545,603
--------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 4,5                            877             745
--------------------------------------------------------------------------------
Western Forest Products, Inc. 4                           31,882         208,080
                                                                   -------------
                                                                         777,596

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--3.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.4%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Intrawest Corp., 7.50%
Sr. Unsec. Nts., 10/15/13                          $     333,000         357,975
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75%
Sr. Unsub. Nts., 2/2/11                                  200,000         239,000
                                                                   -------------
                                                                         596,975

--------------------------------------------------------------------------------
MEDIA--0.1%
Corus Entertainment, Inc., 8.75%
Sr. Sub. Nts., 3/1/12                                    200,000         224,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 7                                100,000         106,250
8.50% Sr. Sub. Nts., 8/1/14 7                            250,000         256,250
                                                                   -------------
                                                                         362,500


                   23 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--0.4%
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Burns Philp Capital Property Ltd., 9.75%
Sr. Unsec. Sub. Nts., 7/15/12 5                    $     100,000   $     110,500
--------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50%
Sr. Unsec. Nts., 2/1/11                                    9,000           9,248
--------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75%
Sr. Sub. Nts., 4/15/11 5 [GBP]                           500,000         957,876
                                                                   -------------
                                                                       1,077,624

--------------------------------------------------------------------------------
ENERGY--1.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Ocean Rig Norway AS, 10.25%
Sr. Sec. Nts., 6/1/08                                  1,200,000       1,242,000
--------------------------------------------------------------------------------
OIL & GAS--0.8%
Gazprom International SA, 7.201%
Sr. Unsec. Bonds, 2/1/20                               1,520,000       1,592,968
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%
Nts., 4/4/10 [EUR]                                       460,000         644,186
                                                                   -------------
                                                                       2,237,154

--------------------------------------------------------------------------------
FINANCIALS--0.5%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--0.5%
Network Rail MTN Finance plc, 4.875% Sec.
Nts., 3/6/09 [GBP]                                       740,000       1,352,944
--------------------------------------------------------------------------------
INDUSTRIALS--0.3%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14          100,000         105,500
--------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                 300,000         347,250
--------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75%
Sec. Nts., 12/31/07 7,12                                 183,960          79,949
                                                                   -------------
                                                                         427,199

--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                           232,000         243,020
9.625% Sr. Nts., 12/1/12                                 150,000         169,688
                                                                   -------------
                                                                         412,708

--------------------------------------------------------------------------------
MATERIALS--0.7%
--------------------------------------------------------------------------------
CHEMICALS--0.1%
PCI Chemicals Canada, 10%
Sr. Sec. Nts., 12/31/08                                   87,434          90,494
--------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                275,000         299,750
                                                                   -------------
                                                                         390,244

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                              300,000         343,500
10.875% Sr. Sec. Nts., 3/1/13                            100,000         119,250
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12           200,000         229,000
                                                                   -------------
                                                                         691,750


                   24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--0.1%
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14      $     250,000   $     305,000
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10           225,000         247,500
--------------------------------------------------------------------------------
Western Forest Products, Inc., 15%
Sec. Nts., 7/28/09 5,12                                  156,000         176,280
                                                                   -------------
                                                                         423,780

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Telus Corp., 7.50% Nts., 6/1/07                          596,000         655,257
--------------------------------------------------------------------------------
UTILITIES--0.1%
--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Intergas Finance BV, 6.875% Bonds, 11/4/11 7,11          270,000         270,338
                                                                   -------------
                                                                      10,774,973

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--31.6%
--------------------------------------------------------------------------------
ARGENTINA--0.9%
Argentina (Republic of) Bonds:
1.389%, 5/3/05 9                                          24,000          23,657
1.98%, 8/3/12 9                                        2,220,000       1,671,174
Series PRE8, 2%, 1/3/10 4,5,6 [ARP]                      810,000         394,260
Series PR12, 2%, 1/3/16 4,5,6 [ARP]                      551,273         218,363
--------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds,
2.345%, 3/31/23 5,6                                      185,000          98,050
--------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos
de Consolidacion de Deudas,
Series PBA1, 3.257%, 4/1/07 5,6 [ARP]                     50,689          20,293
                                                                   -------------
                                                                       2,425,797

--------------------------------------------------------------------------------
AUSTRALIA--1.1%
Queensland Treasury Corp. Unsec. Nts.,
Series 09G, 6%, 7/14/09 [AUD]                          3,940,000       3,025,231
--------------------------------------------------------------------------------
AUSTRIA--1.1%
Austria (Republic of) Bonds, 6.25%,
7/15/27 [EUR]                                          1,465,000       2,332,601
--------------------------------------------------------------------------------
Austria (Republic of) Nts.,
Series 98-1, 5%, 1/15/08 [EUR]                           470,000         641,464
                                                                   -------------
                                                                       2,974,065

--------------------------------------------------------------------------------
BELGIUM--2.1%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                        360,000         500,576
Series 19, 6.50%, 3/31/05 [EUR]                          730,000         950,157
Series 26, 6.25%, 3/28/07 [EUR]                        1,465,000       2,032,195
Series 28, 5.75%, 3/28/08 [EUR]                          550,000         768,850
Series 32, 3.75%, 3/28/09 [EUR]                          750,000         984,536
Series 35, 5.75%, 9/28/10 [EUR]                          450,000         647,422
                                                                   -------------
                                                                       5,883,736


                   25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
BRAZIL--2.3%
Brazil (Federal Republic of) Bonds:
8.875%, 10/14/19                                   $     480,000   $     475,200
Series 15 yr., 3.125%, 4/15/09 9                           5,883           5,765
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt
Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                            3,097,284       3,079,862
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10          460,000         549,700
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec.
Unsub. Bonds:
10%, 8/7/11                                              305,000         335,500
11%, 2/4/10 [EUR]                                        150,000         218,503
11%, 8/17/40                                           1,070,000       1,208,298
Cl. B, 8.875%, 4/15/24                                   536,000         518,580
                                                                   -------------
                                                                       6,391,408

--------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                           305,000         382,775
8.25%, 1/15/15 7                                         305,000         382,775
                                                                   -------------
                                                                         765,550

--------------------------------------------------------------------------------
COLOMBIA--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds,
8.375%, 2/15/27                                          315,000         288,225
--------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]           5,400,000         962,302
--------------------------------------------------------------------------------
ECUADOR--0.2%
Ecuador (Republic of) Unsec. Bonds, 8%,
8/15/30 9                                                570,000         480,225
--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%,
9/21/34 7                                                210,000         216,300
--------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds,
2.75%, 7/4/06 [EUR]                                      115,000         148,021
--------------------------------------------------------------------------------
FRANCE--1.4%
France (Government of) Obligations
Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                    465,000         641,343
5.50%, 10/25/10 [EUR]                                    245,000         349,101
5.75%, 10/25/32 [EUR]                                  1,070,000       1,624,240
--------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                              945,000       1,212,089
5 yr., 4.75%, 7/12/07 [EUR]                               50,000          67,439
                                                                   -------------
                                                                       3,894,212


                   26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
GERMANY--5.5%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                        950,000   $   1,213,988
5.375%, 1/4/10 [EUR]                                     765,000       1,077,669
Series 01, 5%, 7/4/11 [EUR]                            1,600,000       2,226,830
Series 140, 4.50%, 8/17/07 [EUR]                         730,000         979,152
Series 143, 3.50%, 10/10/08 [EUR]                      7,765,000      10,128,663
                                                                   -------------
                                                                      15,626,302

--------------------------------------------------------------------------------
GREAT BRITAIN--1.7%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]         2,725,000       4,879,905
--------------------------------------------------------------------------------
GREECE--1.1%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                     930,000       1,211,848
5.35%, 5/18/11 [EUR]                                   1,095,000       1,541,097
--------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds,
4.65%, 4/19/07 [EUR]                                     265,000         355,093
                                                                   -------------
                                                                       3,108,038

--------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                        170,000         199,325
10.25%, 11/8/11                                           55,000          64,488
                                                                   -------------
                                                                         263,813

--------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds,
Series 05/I, 8.50%, 10/12/05 [HUF]                    68,320,000         350,605
--------------------------------------------------------------------------------
IRELAND--0.2%
Ireland (Republic of) Treasury Bonds,
3.25%, 4/18/09 [EUR]                                     420,000         539,896
--------------------------------------------------------------------------------
ISRAEL--0.2%
United States (Government of) Gtd.
Israel Aid Bonds, 5.50%, 12/4/23                         560,000         587,097
--------------------------------------------------------------------------------
ITALY--2.3%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]            290,000         373,242
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]         460,000         613,970
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]        2,475,000       3,376,559
Buoni del Tesoro Poliennali, 5%, 2/1/12 [EUR]            740,000       1,027,353
Buoni del Tesoro Poliennali,
5.25%, 12/15/05 [EUR]                                    860,000       1,138,351
                                                                   -------------
                                                                       6,529,475

--------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due
Interest Bonds, 3/29/18 4,5,6 [FRF]                    3,857,000         136,330
--------------------------------------------------------------------------------
JAPAN--1.9%
Japan (Government of) Bonds, 5 yr.,
Series 14, 0.40%, 6/20/06 [JPY]                      572,000,000       5,418,854


                   27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
KOREA (SOUTH)--0.3%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                      $     305,000   $     297,695
8.875%, 4/15/08                                          460,000         542,915
                                                                   -------------
                                                                         840,610

--------------------------------------------------------------------------------
MEXICO--0.7%
United Mexican States Bonds:
7.50%, 4/8/33                                            470,000         502,195
8.30%, 8/15/31                                           230,000         266,455
11.375%, 9/15/16                                          45,000          67,050
Series M20, 8%, 12/7/23 [MXN]                          8,845,000         603,413
--------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts.,
Series 6 BR, 6.75%, 6/6/06 [JPY]                      40,000,000         414,645
                                                                   -------------
                                                                       1,853,758

--------------------------------------------------------------------------------
NEW ZEALAND--0.1%
New Zealand (Government of) Bonds,
7%, 7/15/09 13 [NZD]                                     450,000         320,433
--------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW,
6.25%, 11/15/20                                          140,000         133,000
--------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                135,613         123,945
                                                                   -------------
                                                                         256,945

--------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                          285,000         286,425
9.375%, 1/16/23                                          785,000         853,688
                                                                   -------------
                                                                       1,140,113

--------------------------------------------------------------------------------
PERU--0.4%
Peru (Republic of) Past Due Interest Bonds,
Series 20 yr., 5%, 3/7/17 9                            1,232,000       1,133,440
--------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds, 8.375%, 2/15/11         263,000         262,374
--------------------------------------------------------------------------------
POLAND--1.0%
Poland (Republic of) Bonds:
Series 0K0805, 5.24%, 8/12/05 2 [PLZ]                  8,030,000       2,252,716
Series DS0509, 6%, 5/24/09 [PLZ]                       1,800,000         510,230
Series WS0922, 5.75%, 9/23/22 [PLZ]                      360,000          96,751
                                                                   -------------
                                                                       2,859,697

--------------------------------------------------------------------------------
PORTUGAL--0.5%
Portugal (Republic of) Obrig Do Tes
Medio Prazo Nts., 4.875%, 8/17/07 [EUR]                  265,000         358,520
--------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio
Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                     805,000       1,159,505
                                                                   -------------
                                                                       1,518,025


                   28 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
RUSSIA--1.2%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.,
Series B, 7.75%,
10/25/09 5 [EUR]                                         270,000   $     375,173
--------------------------------------------------------------------------------
Ministry Finance of Russia Debs.,
Series VI, 3%, 5/14/06                                   770,000         757,010
--------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 9          2,160,750       2,163,108
                                                                   -------------
                                                                       3,295,291

--------------------------------------------------------------------------------
SOUTH AFRICA--0.2%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                     1,780,000         380,538
Series R203, 8.25%, 9/15/17 [ZAR]                      1,070,000         163,965
                                                                   -------------
                                                                         544,503

--------------------------------------------------------------------------------
SPAIN--1.8%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado,
5.35%, 10/31/11 [EUR]                                  1,470,000       2,087,270
--------------------------------------------------------------------------------
Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                     840,000       1,272,052
--------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills,
2.05%, 12/17/04 2 [EUR]                                1,450,000       1,850,156
                                                                   -------------
                                                                       5,209,478

--------------------------------------------------------------------------------
SWEDEN--0.2%
Sweden (Kingdom of) Bonds, Series 1043,
5%, 1/28/09 [SEK]                                      4,420,000         664,155
--------------------------------------------------------------------------------
THE NETHERLANDS--0.5%
Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                        250,000         347,750
5.50%, 1/15/28 [EUR]                                     735,000       1,070,901
                                                                   -------------
                                                                       1,418,651

--------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Nts., 7.25%, 3/15/15                335,000         336,675
--------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Nts.:
8.50%, 10/8/14                                           460,000         466,716
10.75%, 9/13/13                                        1,540,000       1,781,588
--------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub
Bonds, 11%, 3/5/08 [EUR]                                 150,000         220,782
                                                                   -------------
                                                                       2,469,086
                                                                   -------------
                                                                      89,018,621

--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.4%
Algeria (Republic of) Loan Participation Nts.,
 2.183%, 3/4/10 5,9                                      263,083         259,137
--------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan
Participation Nts., 2.636%, 3/21/05 9                    835,000         834,666
Indonesia (Republic of) Rupiah Loan
Participation Nts., 2.636%, 1/25/06 9                    965,000         950,043
OAO Gazprom Loan Participation Nts.,
6.50%, 8/4/05 5                                          960,000         982,368


                   29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS Continued
Morgan Stanley Bank AG, OAO Gazprom Unsec.
Loan Participation Nts.,
9.625%, 3/1/13                                    $      890,000   $   1,017,938
                                                                   -------------
                                                                       4,044,152

                                                          SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Pacific & Atlantic Holdings, Inc., 7.50%
Cum. Cv., Series A 4,5,12                                  9,083          18,166

                                                           UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Telus Corp. Wts., Exp. 9/15/05 4                             539           6,788

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--4.8%
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Unsec. Credit Linked Nts.,
0.93%, 1/14/05                                    $      758,379         809,168
Colombia (Republic of) Unsec. Credit
Linked Nts., 15%, 3/15/07 [COP]                    1,476,565,000         677,657
Colombia (Republic of) Unsec. Credit
Linked Nts., 15%, 4/27/12 [COP]                      742,500,000         333,054
Colombia (Republic of) Unsec. Credit
Linked Nts., 15%, 4/27/12 [COP]                      430,000,000         192,880
Peruvian Sol Unsec. Linked Nts., 1.466%,
1/14/05 [PEN]                                          1,605,000         504,989
--------------------------------------------------------------------------------
Credit Suisse First Boston International:
Moscow (City of) Credit Linked Nts., Series
Fbi 101, 10%, 12/31/10 [RUR]                           9,100,000         359,490
Moscow (City of) Credit Linked Nts., Series
Fbi 98, 11%, 4/23/09 [RUR]                             9,495,000         371,791
OAO Gazprom Credit Linked Nts., 8.11%,
1/21/07 [RUR]                                          9,855,000         356,933
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(USA), U.S. Dollar/South African Rand
Linked Nts., Series FBi 43,
1.468%, 5/23/22                                          540,000         521,910
(Nassau Branch), Turkey (Republic of)
Credit Linked Nts., Series EM 868,
19.92%, 8/25/05                                          790,000         667,408
(Nassau Branch), Turkey (Republic of)
Credit Linked Nts., Series EM 872,
23.57%, 10/20/05 9                                       140,000         143,879
(Nassau Branch), Turkey (Republic of)
Credit Linked Nts., Series EM 880,
20%, 10/18/07                                            415,000         415,208
--------------------------------------------------------------------------------
Deutsche Bank AG:
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]       5,140,000         186,830
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]       15,165,000         581,508
OAO Gazprom I Credit Nts., 6.20%, 10/20/07               310,000         322,270
OAO Gazprom II Credit Nts., 5.95%, 4/20/07               310,000         320,628
Korea (Republic of) Credit Bonds, 2.49%, 6/20/09       1,525,000       1,542,995
Ukraine (Republic of) Credit
Linked Nts., 6.541%, 8/5/11                            1,540,000       1,593,053
--------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total
Return Linked Nts., 28.25%, 5/26/05                      495,199         441,272
Turkey (Republic of) Treasury Bills Total
Return Linked Nts., 24.20%, 8/25/05                      480,000         355,248
Turkey (Republic of) Treasury Bills Total
Return Linked Nts., 20%, 10/17/07                        440,000         437,800
--------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.,
Venezuela (Republic of) Credit Bonds,
5%, 9/20/09                                              610,000         646,056


                   30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2003-II, Cl. A, 7.88%, 6/15/06 7,9          $     250,000   $     256,263
Series 2003-II, Cl. B, 6.88%, 6/15/06 7,9                250,000         254,338
Series 2003-II, Cl. C, 7.63%, 6/15/06 7,9                250,000         254,375
--------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit Nts.,
4.705%, 7/5/06                                           770,000         807,054
                                                                   -------------
                                                                      13,354,057
                                                                   -------------
Total International Sector (Cost $110,660,602)                       117,994,353

--------------------------------------------------------------------------------
ASSET-BACKED SECTOR--20.3%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.7%
--------------------------------------------------------------------------------
AUTO LOAN--2.7%
Bank One Auto Securitization Trust, Automobile
Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                    176,289         175,941
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan
Certificates, Series 2004-A,
Cl. A2, 1.88%, 10/25/06                                  310,000         309,365
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts.,
Series 2002-3, Cl. A2A, 3.05%, 9/15/05                    57,552          57,644
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                     67,148          67,844
Series 2003-A, Cl. A2, 1.26%, 1/16/06                     24,535          24,541
Series 2003-B, Cl. A2, 1.28%, 3/15/06                     80,793          80,758
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile
Loan Pass-Through Certificates:
Series 2002-A, Cl. A3, 3.85%, 4/6/06                     116,040         116,276
Series 2003-A, Cl. A2, 1.52%, 12/8/05                    227,151         227,165
Series 2003-B, Cl. A2, 1.61%, 7/10/06                    452,473         452,030
Series 2004-B, Cl. A2, 2.48%, 2/8/07 5                   100,000         100,074
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile
Loan Pass-Through Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                     7,053           7,057
Series 2004-A, Cl. A2, 2.13%, 10/15/06                   440,000         439,404
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07 5                   11,659          11,659
Series 2003-3, Cl. A1, 1.50%, 1/15/08                    270,783         270,091
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                    362,246         361,864
Series 2003-4, Cl. A2, 1.58%, 7/17/06                    392,362         391,792
--------------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates, Series 2003-2,
Cl. A2, 1.56%, 12/18/06                                  157,793         157,580
--------------------------------------------------------------------------------
M&I Auto Loan Trust,
Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                   172,172         172,425
Series 2003-1, Cl. A2, 1.60%, 7/20/06                    308,155         307,887
--------------------------------------------------------------------------------
National City Auto Receivables Trust,
Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                    220,000         219,439


                   31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
AUTO LOAN Continued
Nissan Auto Lease Trust, Automobile
Lease Obligations:
Series 2003-A, Cl. A2, 1.69%, 12/15/05             $     133,806   $     133,869
Series 2004-A, Cl. A2, 2.55%, 1/15/07                    170,000         169,883
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                    58,018          58,472
Series 2004-A, Cl. A2, 1.40%, 7/17/06                    250,000         249,239
--------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                     41,951          42,097
Series 2003-B, Cl. A2, 1.43%, 2/15/06                    185,447         185,387
--------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan
Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                    81,116          81,218
Series 2003-1, Cl. A2, 1.22%, 4/17/06                     46,448          46,460
Series 2004-1, Cl. A2, 1.43%, 9/15/06                    600,000         598,482
Series 2004-2, Cl. A2, 2.41%, 2/15/07                    230,000         230,018
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile
Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                    230,000         229,775
--------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust,
Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                   225,638         225,554
Series 2003-2, Cl. A2, 1.55%, 6/20/06                    218,774         218,485
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                   170,000         169,898
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                    336,643         337,270
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                   325,044         324,669
Series 2004-1, Cl. A2A, 2.59%, 5/15/07 11                220,000         220,000
                                                                   -------------
                                                                       7,471,612

--------------------------------------------------------------------------------
CREDIT CARD--0.4%
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                   220,000         222,510
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 5                             1,000,000       1,042,383
                                                                   -------------
                                                                       1,264,893

--------------------------------------------------------------------------------
EQUIPMENT--0.1%
CIT Equipment Collateral,
Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 5               190,000         189,970
--------------------------------------------------------------------------------
HOME EQUITY LOAN--0.5%
Centex Home Equity Co.
LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                   101,268         101,141
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                   100,026          99,836
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 5                 127,796         127,818


                   32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HOME EQUITY LOAN Continued
Chase Funding Mortgage Loan Asset-Backed
Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23             $      58,050   $      58,152
Series 2003-3, Cl. 1A1, 2.013%, 8/25/17 9                 15,441          15,450
Series 2003-4, Cl. 1A1, 2.053%, 9/25/17 9                127,562         127,639
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                  100,000          99,716
--------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust,
Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27      142,580         142,395
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.033%, 5/25/33 9                 47,386          47,413
Series 2003-3, Cl. AF1, 2.053%, 8/25/33 9                107,334         107,399
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.99%, 11/25/34 5,9               130,000         130,081
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                  364,710         364,318
                                                                   -------------
                                                                       1,421,358
                                                                   -------------
                                                                      10,347,833

--------------------------------------------------------------------------------
GOVERNMENT AGENCY--13.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--13.4%
Federal Home Loan Mortgage Corp.:
5%, 9/1/33                                               211,624         211,657
5%, 12/1/34 11                                         3,053,000       3,036,782
5.50%, 1/1/34                                            151,783         154,829
5.50%, 12/1/34 11                                        490,000         497,963
7%, 3/1/31-11/1/34 11                                  1,805,438       1,917,088
7%, 9/1/33-11/1/33                                       580,959         618,336
12%, 5/1/10-6/1/15                                       130,182         146,570
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Structured Pass-Through Securities,
Series T-42, Cl. A2, 5.50%, 2/25/42 5                         14              14
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd
Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                        71,662          72,412
Series 2055, Cl. ZM, 6.50%, 5/15/28                      161,566         168,551
Series 2080, Cl. Z, 6.50%, 8/15/28                       108,715         112,479
Series 2387, Cl. PD, 6%, 4/15/30                         225,779         234,297
Series 2430, Cl. ND, 6.50%, 1/15/31                    1,436,639       1,450,135
Series 2466, Cl. PD, 6.50%, 4/15/30                       89,209          89,919
Series 2498, Cl. PC, 5.50%, 10/15/14                      32,683          33,056
Series 2500, Cl. FD, 2.37%, 3/15/32 9                     88,335          88,574
Series 2526, Cl. FE, 2.27%, 6/15/29 9                    123,930         124,727
Series 2551, Cl. FD, 2.27%, 1/15/33 9                     99,721         100,307
Series 2551, Cl. TA, 4.50%, 2/15/18                       90,569          90,608


                   33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (4.102)%, 7/1/26 14             $     272,016   $      48,276
Series 192, Cl. IO, 1.541%, 2/1/28 14                     47,711           8,287
Series 200, Cl. IO, 0.982%, 1/1/29 14                     58,084          10,226
Series 205, Cl. IO, (2.02)%, 9/1/29 14                   334,410          57,167
Series 208, Cl. IO, (32.832)%, 6/1/30 14                 300,579          48,400
Series 2074, Cl. S, 11.491%, 7/17/28 14                   60,028           7,834
Series 2079, Cl. S, 9.942%, 7/17/28 14                    94,621          12,384
Series 2526, Cl. SE, 20.275%, 6/15/29 14                 161,306          13,703
Series 2819, Cl. S, 19.306%, 6/15/34 14                1,524,912         131,304
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 2819, Cl. PO, 11.057%,
6/15/34 15                                               217,845         191,954
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 11/1/19 11                                      1,219,000       1,222,428
5%, 1/1/17-7/1/17                                      1,132,800       1,158,300
5%, 11/1/19 11                                           619,000         631,767
5.50%, 3/1/33-9/1/34                                   1,679,103       1,713,296
5.50%, 11/1/19-11/1/34 11                              7,558,000       7,766,979
6.50%, 1/1/29 1                                        1,471,958       1,552,590
6.50%, 10/1/30                                            64,172          67,687
7%, 9/1/29-8/1/34                                      2,524,226       2,684,006
7%, 11/1/34 11                                         8,267,000       8,778,521
7.50%, 6/1/10-9/1/29                                     349,620         374,740
8.50%, 7/1/32                                             25,446          27,690
11%, 7/1/16                                               62,789          70,803
13%, 6/1/15                                              160,752         185,441
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                        416,877         438,033
Trust 1998-63, Cl. PG, 6%, 3/25/27                        63,735          64,169
Trust 2001-50, Cl. NE, 6%, 8/25/30                       123,068         124,305
Trust 2001-70, Cl. LR, 6%, 9/25/30                       117,141         119,707
Trust 2001-72, Cl. NH, 6%, 4/25/30                        96,125          99,187
Trust 2001-74, Cl. PD, 6%, 5/25/30                        38,272          38,882
Trust 2002-50, Cl. PD, 6%, 9/25/27                       109,713         110,063
Trust 2002-77, Cl. WF, 2.289%, 12/18/32 9                163,382         164,133
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                    194,842         195,608
Trust 2003-81, Cl. PA, 5%, 2/25/12                        79,186          79,716
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd
Real Estate Mtg. Investment Conduit
Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 20.25%, 4/25/32 14                 89,347           8,281
Trust 2002-38, Cl. SO, 27.335%, 4/25/32 14               265,701          19,606
Trust 2002-39, Cl. SD, 14.29%, 3/18/32 14                140,997          13,056
Trust 2002-48, Cl. S, 18%, 7/25/32 14                    141,505          13,599
Trust 2002-53, Cl. SK, 14.135%, 4/25/32 14                87,993           8,449
Trust 2002-56, Cl. SN, 20.834%, 7/25/32 14               194,921          18,990
Trust 2002-77, Cl. IS, 21.643%, 12/18/32 14              452,675          42,581
Trust 319, Cl. 2, (1.708)%, 2/1/32 14                    105,954          19,401


                   34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, (1.348)%, 5/1/23 14              $     100,119   $      18,007
Trust 240, Cl. 2, 0.49%, 9/1/23 14                       146,156          27,369
Trust 301, Cl. 2, (5.502)%, 4/1/29 14                    209,308          36,700
Trust 321, Cl. 2, (2.718)%, 3/1/32 11,14                 468,320          86,975
Trust 324, Cl. 2, (7.997)%, 6/1/32 14                    670,807         122,149
Trust 333, Cl. 2, 1.99%, 3/1/33 14                       149,359          31,657
Trust 2001-63, Cl. SD, 23.888%, 12/18/31 14              128,642          13,330
Trust 2001-68, Cl. SC, 17.876%, 11/25/31 14               95,723          10,020
Trust 2001-81, Cl. S, 22.192%, 1/25/32 14                119,110          12,644
Trust 2002-9, Cl. MS, 17.604%, 3/25/32 14                161,845          16,675
Trust 2002-77, Cl. SH, 24.146%, 12/18/32 14              140,896          14,434
                                                                   -------------
                                                                      37,879,813

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
4.75%, 7/20/27                                            21,351          21,606
7%, 1/15/28-3/15/28                                       70,596          75,473
11%, 10/20/19                                             49,117          55,652
12%, 11/20/13-9/20/15                                     69,685          79,945
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 10.899%, 3/16/28 14               116,319          14,095
Series 1998-19, Cl. SB, 10.699%, 7/16/28 14              193,733          25,187
                                                                   -------------
                                                                         271,958
                                                                   -------------
                                                                      38,151,771

--------------------------------------------------------------------------------
PRIVATE--3.1%
--------------------------------------------------------------------------------
COMMERCIAL--3.1%
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates,
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29               1,500,000       1,653,412
--------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc.,
Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                  225,080         225,468
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                  223,661         223,167
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                   407,143         423,966
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                   315,982         327,535
--------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1,
10.868%, 6/22/24 14                                    8,825,004         339,484
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 2.113%, 10/25/34 9              288,199         288,087
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                  140,000         152,400
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                  118,848         127,972
Series 1998-C1, Cl. F, 7.709%, 5/15/30 9               2,000,000       2,002,636


                   35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
GSR Mortgage Loan Trust, Collateralized Mtg.
Obligations, Series 04-12,
Cl. 3A1, 4.593%, 12/25/34                          $    490,000    $    490,000
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl
A3, 4.70%, 8/25/34                                    1,116,261       1,121,443
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl.
A1B, 6.59%, 3/15/30                                     160,000         175,328
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                 380,000         443,718
--------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg. Pass-Through Certificates,
Series 2003-AR12, Cl. A2, 2.446%, 2/25/34 9             188,633         188,791
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
Collateralized Mtg. Obligations, Series 2004-N,
Cl. A10, 3.803%, 8/25/34 5                              417,465         418,639
                                                                   -------------
                                                                      8,602,046

--------------------------------------------------------------------------------
OTHER--0.0%
CIT Equipment Collateral, Equipment
Receivable-Backed Nts., Series 2003-EF1, Cl.
A2, 1.49%, 12/20/05                                      67,223          67,217
--------------------------------------------------------------------------------
RESIDENTIAL--0.0%
Salomon Brothers Mortgage Securities VII,
Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 5.247%, 4/25/26 5,9                26,426          24,394
                                                                   -------------
                                                                      8,693,657
                                                                   -------------
Total Asset-Backed Sector (Cost $56,482,946)                         57,193,261

--------------------------------------------------------------------------------
MONEY MARKET SECTOR--7.7%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.7%
Undivided interest of 9.01% in joint repurchase
agreement (Principal Amount/
Value $241,756,000, with a maturity value
of $241,791,659) with Zions Bank/
Capital Markets Group, 1.77%, dated 10/29/04,
to be repurchased at $21,784,213
on 11/1/04, collateralized by U.S.
Treasury Nts., 1.875%--6.75%,
5/15/05--10/15/06, with a value of
$246,670,809 (Cost $21,781,000)                      21,781,000      21,781,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
investments purchased with
cash collateral from securities loaned)
(Cost $293,764,536)                                                 304,053,761

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--1.0%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.0%
CDC Financial Products, Inc. 16                       2,000,000       2,000,000
--------------------------------------------------------------------------------
Greenwich Capital 16                                    836,445         836,445
                                                                   -------------
Total Investments Purchased with Cash
Collateral from Securities Loaned (Cost $2,836,445)                   2,836,445

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $296,600,981)           108.8%    306,890,206
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (8.8)    (24,895,046)
                                                   -----------------------------
NET ASSETS                                                100.0%   $281,995,160
                                                   =============================


                   36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP       Argentine Peso

AUD       Australian Dollar

COP       Colombian Peso

DKK       Danish Krone

EUR       Euro

FRF       French Franc

GBP       British Pound Sterling

HUF       Hungarian Forint

JPY       Japanese Yen

MXN       Mexican Nuevo Peso

NZD       New Zealand Dollar

PEN       Peruvian New Sol

PLZ       Polish Zloty

RUR       Russian Ruble

SEK       Swedish Krona

ZAR       South African Rand

1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $7,117,163. See Note 6 of Notes to Financial Statements.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

4. Non-income producing security.

5. Illiquid or restricted security. See Note 11 of Notes to Financial
Statements.

6. Issue is in default. See Note 1 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,214,332 or 5.04% of the Fund's net assets as of October 31, 2004.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Represents the current interest rate for a variable or increasing rate security.

10. Received as the result of issuer reorganization.

11. When-issued security or forward commitment to be delivered and settled after October 31, 2004. See Note 1 of Notes to Financial Statements.

12. Interest or dividend is paid-in-kind.

13. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                     PRINCIPAL     EXPIRATION    EXERCISE      PREMIUM         VALUE
                               SUBJECT TO CALL           DATE       PRICE     RECEIVED    SEE NOTE 1
----------------------------------------------------------------------------------------------------
New Zealand (Government of)
Bonds, 7%, 7/15/09                         450NZD     12/9/04       6.205NZD   $1,335        $2,793

14. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,250,270 or 0.44% of the Fund's net assets as of October 31, 2004.

15. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $191,954 or 0.07% of the Fund's net assets as of October 31, 2004.

16. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 12 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES October 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $11,528,781)
(cost $296,600,981)--see accompanying statement of investments                              $ 306,890,206
---------------------------------------------------------------------------------------------------------
Cash                                                                                            1,653,961
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $94,660)                                                            94,640
---------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                8,912,511
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                             620,462
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $6,937,115 sold on a when-issued basis or forward commitment)       9,630,772
Interest, dividends and principal paydowns                                                      3,761,128
Futures margins                                                                                   129,212
Other                                                                                              23,089
                                                                                            -------------
Total assets                                                                                  331,715,981

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,335)
--see accompanying statement of investments                                                         2,793
---------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $49,210)                                            81,455
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     11,748,956
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                           1,173,743
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                         108,994
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $31,427,151 purchased on a when-issued basis
or forward commitment)                                                                         35,907,699
Closed foreign currency contracts                                                                 502,428
Trustees' compensation                                                                             59,142
Shareholder communications                                                                         43,639
Management and administrative fees                                                                 37,126
Other                                                                                              54,846
                                                                                            -------------
Total liabilities                                                                              49,720,821

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 281,995,160
                                                                                            =============


                   38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $     292,299
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    299,460,018
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               8,927,863
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (36,472,410)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               9,787,390
----------------------------------------------------------------------------------------------------------
NET ASSETS--applicable to 29,229,920 shares of beneficial interest outstanding              $ 281,995,160
                                                                                            ==============

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                   $        9.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   39 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 14,846,745
--------------------------------------------------------------------------------
Fee income                                                              686,330
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $4,973)                  103,932
--------------------------------------------------------------------------------
Portfolio lending fees                                                   12,194
                                                                   -------------
Total investment income                                              15,649,201

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,788,296
--------------------------------------------------------------------------------
Shareholder communications                                               76,583
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              59,886
--------------------------------------------------------------------------------
Custodian fees and expenses                                              35,107
--------------------------------------------------------------------------------
Trustees' compensation                                                   12,540
--------------------------------------------------------------------------------
Other                                                                    56,575
                                                                   -------------
Total expenses                                                        2,028,987
Less reduction to custodian expenses                                     (4,319)
                                                                   -------------
Net expenses                                                          2,024,668

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                13,624,533

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                  (353,176)
Closing of futures contracts                                            (33,099)
Closing and expiration of option contracts written                      229,159
Closing and expiration of swaption contracts                            (37,023)
Foreign currency transactions                                         5,595,937
Swap contracts                                                        1,404,948
                                                                   -------------
Net realized gain                                                     6,806,746
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           6,704,507
Translation of assets and liabilities denominated in
foreign currencies                                                     (164,844)
Futures contracts                                                       409,817
Option contracts                                                       (114,531)
Swaption contracts                                                      (46,897)
Swap contracts                                                         (209,432)
                                                                   -------------
Net change in unrealized appreciation                                 6,578,620

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 27,009,899
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                   2004             2003
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                           $  13,624,533    $  18,320,998
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                            6,806,746         (998,513)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                6,578,620       30,285,612
                                                                -------------------------------
Net increase in net assets resulting from operations               27,009,899       47,608,097

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income                              (17,362,572)     (14,030,362)

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase                                                      9,647,327       33,577,735
-----------------------------------------------------------------------------------------------
Beginning of period                                               272,347,833      238,770,098
                                                                -------------------------------
End of period (including accumulated net investment income of
$8,927,863 and $6,727,359, respectively)                        $ 281,995,160    $ 272,347,833
                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   41 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                  2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      9.32     $      8.17     $      8.37     $      8.85     $      9.45
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47             .63             .65             .78             .86
Net realized and unrealized gain (loss)                  .45            1.00            (.18)           (.44)           (.62)
                                                 ------------------------------------------------------------------------------
Total from investment operations                         .92            1.63             .47             .34             .24
-------------------------------------------------------------------------------------------------------------------------------
Dividend and/or distributions to shareholders:
Dividends from net investment income                    (.59)           (.48)           (.67)           (.79)           (.68)
Tax return of capital distribution                        --              --              --            (.03)           (.16)
                                                 ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.59)           (.48)           (.67)           (.82)           (.84)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      9.65     $      9.32     $      8.17     $      8.37     $      8.85
                                                 ==============================================================================
Market value, end of period                      $      8.50     $      8.34     $      7.36     $      8.08     $      7.88
                                                 ==============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT MARKET VALUE 1                         8.53%          20.44%          (1.35)%         12.79%           6.93%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   281,995     $   272,348     $   238,770     $   244,166     $   257,629
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   274,432     $   256,904     $   243,498     $   251,362     $   269,849
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   4.96%           7.13%           7.82%           8.99%           9.27%
Expenses                                                0.74% 3         0.69% 3         0.82% 3         0.75% 3         0.84% 3
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79% 4           93%             70%            133%            104%

1. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $369,582,610 and $378,110,185, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   42 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of October 31, 2004, the market value of these securities comprised 4.9% of the Fund's net assets and resulted in unrealized gains of $421,707.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward


                   43 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2004, the Fund had purchased $31,427,151 of securities on a when-issued basis or forward commitment and sold $6,937,115 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2004, securities with an aggregate market value of $4,147,262, representing 1.47% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates


                   44 | OPPENHEIMER MULTI-SECTOR INCOME TRUST of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                   45 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2,3,4          TAX PURPOSES
     ---------------------------------------------------------------------------
     $9,540,865                 $--            $35,446,278            $7,888,873

1. As of October 31, 2004, the Fund had $35,438,648 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforwards were as follows:

                      EXPIRING
                      ----------------------------
                      2006            $    190,030
                      2007              11,561,894
                      2008               5,440,197
                      2009               4,239,210
                      2010               9,434,931
                      2011               4,572,386
                                      ------------
                      Total           $ 35,438,648
                                      ============

2. The Fund had $7,630 of straddle losses which were deferred.

3. During the fiscal year ended October 31, 2004, the Fund utilized $1,319,511 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended October 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                      INCREASE TO              INCREASE TO
                      ACCUMULATED          ACCUMULATED NET
                      NET INVESTMENT         REALIZED LOSS
                      INCOME                ON INVESTMENTS
                      ------------------------------------
                      $ 5,938,543              $ 5,938,543

The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                           YEAR ENDED          YEAR ENDED
                                     OCTOBER 31, 2004    OCTOBER 31, 2003
          ---------------------------------------------------------------
          Distributions paid from:
          Ordinary income            $ 17,362,572            $ 14,030,362


                   46 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


          Federal tax cost of securities                 $    297,215,893
          Federal tax cost of other investments                (5,111,044)
                                                         -----------------
          Total federal tax cost                         $    292,104,849
                                                         =================

          Gross unrealized appreciation                  $     17,734,504
          Gross unrealized  depreciation                       (9,845,631)
                                                         -----------------
          Net unrealized appreciation                    $      7,888,873
                                                         =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $5,389 and payments of $6,260 were made to retired trustees, resulting in an accumulated liability of $50,674 as of October 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   47 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the year ended October 31, 2004 and the year ended October 31, 2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended October 31, 2004, were $119,043,539 and $138,915,376, respectively. There were purchases of $58,775,473 and sales of $47,115,935 of U.S. government and government agency obligations for the year ended October 31, 2004. In addition, there were purchases of $369,582,610 and sales of $378,110,185 of To Be Announced (TBA) mortgage-related securities for the year ended October 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% on the Fund's average annual net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts, plus out-of-pocket costs and expenses.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts


                   48 | OPPENHEIMER MULTI-SECTOR INCOME TRUST to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of October 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                                 CONTRACT       VALUATION
                                           EXPIRATION              AMOUNT           AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                            DATES               (000S)  OCT. 31, 2004   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                           2/2/05            1,430ARP   $     473,567   $      6,948   $         --
Australian Dollar (AUD)                      11/18/04            1,230AUD         919,204         22,792             --
Brazilian Real (BRR)                12/14/04-10/21/05           14,345BRR       4,782,185        145,786            844
British Pound
Sterling (GBP)                               11/18/04              500GBP         917,567         21,187             --
Chilean Peso (CLP)                   11/22/04-12/2/04          213,670CLP         348,772          1,900             --
Czech Koruna (CZK)                            4/22/05           11,055CZK         448,133          6,983             --
Euro (EUR)                                    12/9/04            3,400EUR       4,348,883        131,421             --
Japanese Yen (JPY)                   12/22/04-3/31/05        1,634,640JPY      15,569,887        261,929             --
New Zealand
Dollar (NZD)                                 11/18/04            1,320NZD         901,673          4,496             --
Polish Zloty (PLZ)                           12/27/04              828PLZ         242,654         10,832             --
Russian Ruble (RUR)                          10/27/05            9,910RUR         338,852             --            648
Turkish Lira (TRL)                            1/27/05      535,360,000TRL         347,449          2,111             --
Ukraine Hryvnia (UAH)                         11/1/04            1,465UAH         275,428             --          1,510
                                                                                            ---------------------------
                                                                                                 616,385          3,002
                                                                                            ---------------------------

CONTRACTS TO SELL
British Pound
Sterling (GBP)                       11/9/04-12/14/04            2,720GBP       4,992,810             --        106,571
Euro (EUR)                           11/16/04-4/22/05           17,085EUR      21,854,214             --        993,304
Japanese Yen (JPY)                           11/18/04           99,000JPY         936,348             --         32,214
Mexican Nuevo
Peso (MXN)                                   11/26/04            6,360MXN         548,666          3,825             --
Russian Ruble (RUR)                          11/29/04            9,910RUR         345,044            252             --
Swiss Franc (CHF)                            11/18/04            1,120CHF         938,684             --         38,652
                                                                                            ---------------------------
                                                                                                   4,077      1,170,741
                                                                                            ---------------------------
Total unrealized appreciation and
depreciation                                                                                $    620,462   $  1,173,743
                                                                                            ===========================


                   49 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                   50 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

As of October 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                       VALUATION AS OF        UNREALIZED
                                              EXPIRATION   NUMBER OF       OCTOBER 31,      APPRECIATION
CONTRACT DESCRIPTION                               DATES   CONTRACTS              2004     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                       12/17/04           5   $       635,842    $          (16)
Euro-Bundesobligation, 10 yr.                    12/8/04          11         1,645,485            39,724
FTSE 100 Index                                  12/17/04           1            85,239               967
Japan (Government of) Bonds, 10 yr.              12/9/04           1         1,305,334            20,220
NASDAQ 100 Index                                12/16/04          11         1,639,000           115,514
United Kingdom Long Gilt                        12/29/04           2           398,219             1,619
U.S. Long Bonds                                 12/20/04         145        16,507,344           247,784
U.S. Treasury Nts., 10 yr.                      12/20/04         192        21,804,000           223,507
                                                                                          ---------------
                                                                                                 649,319
                                                                                          ---------------

CONTRACTS TO SELL
Japan (Government of) Bonds, 10 yr. 12/9/04                        3         3,916,001           (60,661)
U.S. Treasury Nts., 2 yr.                       12/30/04         166        35,153,094           (42,876)
U.S. Treasury Nts., 5 yr.                       12/20/04         106        11,805,750          (109,631)
                                                                                          ---------------
                                                                                                (213,168)
                                                                                          ---------------
                                                                                          $      436,151
                                                                                          ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity] decreases and the option is exercised. The risk in buying


                   51 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 2004 was as follows:

                                               CALL OPTIONS                     PUT OPTIONS
                                 ---------------------------    ----------------------------
                                    PRINCIPAL/   PRINCIPAL/
                                     NUMBER OF    AMOUNT OF        NUMBER OF      AMOUNT OF
                                     CONTRACTS     PREMIUMS        CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------------------
Options outstanding as of
October 31, 2003                     5,310,000   $   69,674      391,000,000    $    72,987
Options written                    915,000,450       66,980      295,000,000         41,194
Options closed or expired         (918,540,000)    (114,978)    (686,000,000)      (114,181)
Options exercised                   (1,770,000)     (20,341)              --             --
                                 -----------------------------------------------------------
Options outstanding as of
October 31, 2004                           450   $    1,335               --    $        --
                                 ===========================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

 As of October 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                   FIXED RATE      FLOATING RATE
                                      PAID BY        RECEIVED BY                                    UNREALIZED
SWAP               NOTIONAL       THE FUND AT        THE FUND AT      FLOATING   TERMINATION      APPRECIATION
COUNTERPARTY         AMOUNT     OCT. 31, 2004      OCT. 31, 2004    RATE INDEX         DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Deutsche Bank                                                           90-day
AG, 5 yr.        20,340,000TWD           1.04%             1.024%    CPTW Rate       8/19/09    $          (95)
                                                                   Three-Month
Deutsche Bank                                                            LIBOR
AG, 10 yr.        4,000,000              1.68               5.32      BBA Rate       5/12/14           356,652
Deutsche Bank                                                      Three-Month
AG, 5 yr.         1,820,000            3.1025               1.81    LIBOR flat        3/4/08            10,758


                   52 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                        FIXED RATE    FLOATING RATE
                                           PAID BY      RECEIVED BY                                        UNREALIZED
SWAP                   NOTIONAL        THE FUND AT      THE FUND AT         FLOATING    TERMINATION      APPRECIATION
COUNTERPARTY             AMOUNT      OCT. 31, 2004    OCT. 31, 2004       RATE INDEX          DATES     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG, 5 yr.            28,440,000INR            4.88             4.50              IRS        1/15/09    $       33,877
JPMorgan                                                                   Six-Month
Chase Bank              360,000EUR           3.135             2.08       LIBOR flat        7/14/08            (3,072)
JPMorgan                                                                   Six-Month
Chase Bank          100,600,000HUF            9.13             7.00       LIBOR flat        7/14/08           (41,992)
                                                                         Three-Month
JPMorgan                                                                       LIBOR
Chase Bank            8,500,000               2.09             4.41         BBA Rate       10/22/14           (92,304)
                                                                         Three-Month
JPMorgan                                                                       LIBOR
Chase Bank           15,000,000              3.663             3.66         BBA Rate       10/22/09           (49,140)
                                                                         Three-Month
JPMorgan                                                                       LIBOR
Chase Bank           27,000,000               2.21           4.0725         BBA Rate         5/6/09           909,839
JPMorgan                                                                 Three-Month
Chase Bank            8,500,000               1.95             4.38            LIBOR        9/27/09           (61,034)
JPMorgan                                                                 Three-Month
Chase Bank            9,000,000               4.24             1.65            LIBOR        7/23/09          (316,087)
                                                                         Three-Month
JPMorgan                                                                       LIBOR
Chase Bank              710,000               1.68             4.94         BBA Rate        4/30/14            41,910
JPMorgan                                                                 Three-Month
Chase Bank            4,300,000              3.052             1.86       LIBOR flat        3/10/08            33,311
Morgan Stanley
Capital Services,                                                        Three-Month
Inc.                  8,500,000               3.82             1.71       LIBOR flat       11/10/08          (201,171)
Morgan Stanley
Capital Services,                                                        Three-Month
Inc.                 11,000,000               2.32             1.71       LIBOR flat       11/10/05           (19,783)
                                                                                                       --------------
                                                                                                       $      601,669
                                                                                                       ==============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

EUR              Euro

HUF              Hungary Forints

INR              Indian Rupee

TWD              New Taiwan Dollar

CPTW             Bloomberg Taiwan Secondary Commercial Papers

IRS              India Swap Composites

LIBOR            London-Interbank Offered Rate

LIBOR BBA        London-Interbank Offered Rate British Bankers Association


                   53 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the year ended October 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                          VALUATION AS OF        UNREALIZED
                                                EXPIRATION     NOTIONAL       OCTOBER 31,      APPRECIATION
CONTRACT DESCRIPTION                                 DATES       AMOUNT              2004     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Ltd.,
Venezuela (Republic of) Credit Nts.               11/20/09   $1,220,000   $         3,803    $        3,803
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Export-Import Bank of Korea Credit Bonds           6/20/09      300,000            (3,540)           (3,540)
Korea Deposit Insurance Corp. Credit Bonds         6/20/09      300,000            (3,660)           (3,660)
Korea Development Bank Credit Bonds                6/20/09      300,000            (3,390)           (3,390)
Korea Electric Power Corp. Credit Bonds            6/20/09      300,000            (3,810)           (3,810)
Philippines (Republic of) 10 yr. Credit Bonds      7/25/13      630,000            27,216            27,216
Samsung Electronic Co. Ltd. Credit Bonds           6/20/09      300,000            (3,420)           (3,420)
Ukraine (Republic of) Credit Bonds                10/29/09      615,000                --                --
United Mexican States Credit Bonds                 9/20/13      630,000           (31,457)          (31,457)
Venezuela (Republic of) Credit Bonds              10/20/09    1,220,000           (27,957)          (27,957)
Venezuela (Republic of) Credit Bonds              10/20/09      460,000            (7,473)           (7,473)
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Export-Import Bank of Korea Credit Bonds           6/20/09      150,000            (3,151)           (3,151)
Jordan (Kingdom of) Credit Nts.                     6/6/06      175,000            (1,602)           (1,602)
Korea Deposit Insurance Corp. Credit Bonds         6/20/09      150,000            (3,222)           (3,222)
Korea Development Bank Credit Bonds                6/20/09      150,000            (3,118)           (3,118)
Korea Electric Power Co. Credit Bonds              6/20/09      150,000            (3,356)           (3,356)
Russian Federation Credit Bonds                    10/9/13      330,000            (2,678)           (2,678)
Samsung Electronics Co. Ltd. Credit Bonds          6/20/09      150,000            (3,090)           (3,090)
------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Bonds          8/20/09    1,240,000          (113,344)         (113,344)
Brazil (Federal Republic of) Credit Bonds         10/20/09      150,000              (632)             (632)
Brazil (Federal Republic of) Credit Bonds           3/5/08      150,000            (4,372)           (4,372)


                   54 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                          VALUATION AS OF        UNREALIZED
                                                EXPIRATION     NOTIONAL       OCTOBER 31,      APPRECIATION
CONTRACT DESCRIPTION                                 DATES       AMOUNT              2004     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Bonds          8/20/09   $  505,000   $       (46,129)   $      (46,129)
Brazil (Federal Republic of) Credit Bonds          8/20/09      505,000           (47,215)          (47,215)
Hungary (Republic of) Credit Bonds                 12/2/13      900,000           (21,726)          (21,726)
Philippines (Republic of) Credit Bonds             6/20/09      175,000            (1,680)           (1,680)
Philippines (Republic of) Credit Bonds             6/20/09       85,000              (986)             (986)
Philippines (Republic of) Credit Bonds             9/20/09      365,000            (1,102)           (1,102)
Philippines (Republic of) Credit Bonds             6/20/09      175,000            (2,729)           (2,729)
Venezuela (Republic of) Credit Bonds               8/20/06      920,000            39,041            39,041
Venezuela (Republic of) Credit Bonds               8/20/09      460,000           (39,674)          (39,674)
Venezuela (Republic of) Credit Bonds               2/20/14      540,000          (124,586)         (124,586)
------------------------------------------------------------------------------------------------------------
UBS AG:
Brazil (Federal Republic of) Credit Bonds         10/20/09      420,000            (2,708)           (2,708)
Venezuela (Republic of) Credit Bonds               6/20/14    1,230,000          (267,566)         (267,566)
Venezuela (Republic of) Credit Bonds               8/20/06      610,000           (25,923)          (25,923)
Venezuela (Republic of) Credit Bonds               8/20/09      305,000            24,573            24,573
                                                                                             ---------------
                                                                                             $     (710,663)
                                                                                             ===============

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended October 31, 2004 was as follows:

                                                  NOTIONAL    AMOUNT OF
                                                    AMOUNT     PREMIUMS
        ----------------------------------------------------------------
        Swaptions outstanding as of
        October 31, 2003                         2,220,000   $   19,758
        Swaptions written                       10,505,000       89,878
        Swaptions closed or expired             (5,670,000)     (60,426)
                                                ------------------------
        Swaptions outstanding as of
        October 31, 2004                         7,055,000   $   49,210
                                                ========================


                   55 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS Continued

As of October 31, 2004, the Fund had entered into the following swaption contracts.:

                                 NOTIONAL     EXPIRATION    EXERCISE     PREMIUM         VALUE
SWAPTIONS                          AMOUNT          DATES       PRICE    RECEIVED    SEE NOTE 1
----------------------------------------------------------------------------------------------
Deutsche Bank AG                3,940,000AUD     11/4/04       5.997%   $ 18,387    $   40,294
Lehman Brothers International   3,115,000GBP    12/30/04       5.150      30,823        41,161
                                                                        ----------------------
                                                                        $ 49,210    $   81,455
                                                                        ======================

Notional amount is denoted in the following currencies:.

AUD       Australian Dollar

GBP       British Pound Sterling

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2004 was $13,170,847, which represents 4.67% of the Fund's net assets, of which $41,771 is considered restricted. Information concerning restricted securities is as follows:

                       ACQUISITION               VALUATION AS OF      UNREALIZED
SECURITY                      DATE       COST   OCTOBER 31, 2004    DEPRECIATION
--------------------------------------------------------------------------------
CURRENCY
Argentine Peso (ARP)       10/8/04   $ 42,052           $ 41,771           $ 281

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of


                   56 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

October 31, 2004, the Fund had on loan securities valued at $11,528,781. Cash of $11,748,956 was received as collateral for the loans, of which $2,836,445 has been invested in approved instruments.

--------------------------------------------------------------------------------
13. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                   57 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-SECTOR INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Multi-Sector Income Trust, including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                   58 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 0.25% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $75,794 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   59 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   60 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                       CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,            Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board          2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);      (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)           (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                        Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1993)           OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,          A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)           director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 65                        Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                               Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                               Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                               New York Corporation (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                Formerly a Senior Vice President and General Auditor, American Express Company
Trustee (since 2004)           (July 1998-February 2003). Member of Trustees of the American Symphony Orchestra
Age: 62                        (October 1998 to present). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)           financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                        (privately-held financial adviser). Formerly a Managing Director of Carmona
                               Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                               2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1988)           holding company); formerly a director of Prime Retail, Inc. (real estate investment
Age: 77                        trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                               President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual
                               Casualty Company, American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

EDWARD V. REGAN,               President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)           director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                        and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                               Chairman of Municipal Assistance Corporation for the City of New York, New York
                               State Comptroller and Trustee of New York State and Local Retirement Fund.
                               Oversees 25 investment companies in the OppenheimerFunds complex.


                   61 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RUSSELL S. REYNOLDS, JR.,      Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)           governance consulting and executive recruiting); a Life Trustee of International
Age: 72                        House (non-profit educational organization); a former trustee of The Historical
                               Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                    LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                               INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee          (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                   other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                        Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                               (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                               of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                               Management Corporation, Trinity Investment Management Corporation and Tremont
                               Capital Management, Inc. (since November 2001), HarbourView Asset Management
                               Corporation and OFI Private Investments, Inc. (since July 2001); President
                               (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President (since February 1997) of
                               Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                               Investment Company Institute's Board of Governors (elected to serve from October
                               3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                               (September 2000-June 2001) of the Manager; President and trustee (November
                               1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                               Funds (open-end investment companies); a director (September 1999-August 2000)
                               of C.M. Life Insurance Company; President, Chief Executive Officer and director
                               (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                               (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 63 portfolios as
                               Trustee/Director and 21 additional port- folios as Officer in the
                               OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS.
                               STEINMETZ, WONG, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                               FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S.
                               TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM
                               OR UNTIL HIS EARLIER RESIGNATION, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,           Senior Vice President of the Manager (since March 1993) and  of HarbourView
Vice President (since 1999)    Asset Management Corporation (since March 2000); an officer of 4 portfolios
Age: 46                        in the OppenheimerFunds complex.


                   62 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

CALEB WONG,                    Vice President of the Manager since June 1999; worked in fixed-income
Vice President (since 1999)    quantitative research and risk management for the Manager (since July 1996); an
Age: 39                        officer of 1 portfolio in the OppenheimerFunds complex. Formerly Assistant Vice
                               President of the Manager (January 1997 - June 1999); before joining the Manager in July 1996 Mr. Wong was enrolled in the Ph.D. program for Economics at the
                               University of Chicago.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)         of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 45                        Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                               and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd.
                               and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset
                               Management, Inc. (since November 2000), and of OppenheimerFunds Legacy Program
                               (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief
                               Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                               Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                               Program (April 2000-June 2003); Principal and Chief Operating Officer (March
                               1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An
                               officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                               Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director
                               (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                               President, General Counsel and a director (since November 2001) of Shareholder
                               Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                               Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                               Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985 November
                               2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                               84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer       Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
(since 2004)                   (until February 2004) Vice President and Director of Internal Audit of
Age: 54                        OppenheimerFunds, Inc. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   63 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oppenheimer Multi-Sector Income Trust (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives under normal market conditions, the Fund may invest any percentage of its assets in at least three of the following seven fixed income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Fund can invest in a number of different kinds of "derivative investments" and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Fund is not required to invest in any of these types of securities at all times. The investment advisor to the Fund is OppenheimerFunds, Inc. (the Manager).

      The Portfolio Managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr.Wong is Vice President of the Advisor and the Fund. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr.Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which he was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's Portfolio Managers with support in managing the Fund's portfolio.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN--Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

      Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the


                   64 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.

      Fractional Shares may either remain in the Participant's account or be redeemed at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

SHAREHOLDER INFORMATION--The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Fund's NYSE trading symbol is OMS.Weekly net asset value (NAV) and market price information about the Fund is generally published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."


                   65 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2004 and $30,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $58 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include consultations regarding the registrant's retirement plan with respect to its trustees.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $11,000 in fiscal 2004 and $5,058 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)